ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 36,707	$ 34,794	$ 33,939
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	20,792	19,659	18,940
North America [Member]
Segment Reporting Information [Line Items]
Revenues	6,009	6,434	6,973
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	3,808	2,898	3,302
India [Member]
Segment Reporting Information [Line Items]
Revenues	3,292	3,809	2,239
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,806	$ 1,994	$ 488